SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2021
Cash	$ 2,148,417						$ 2,148,417		$ 423,165
Net Income (Loss) Attributable to Parent	1,062,937	$ 911,806	$ 304,283	$ 3,252,211	$ 124,542	$ 905,038	2,279,026	$ 4,281,791	1,841,617	$ 105,287
Working capital deficit	8,057,715						8,057,715		1,117,979
Cash, FDIC Insured Amount	250,000						250,000		250,000
Accounts receivable net	821,827						821,827		91,520
Allowances for doubtful accounts	248,990						248,990		205,455	0
Deferred offering costs	197,500						197,500
Inventory, net	271,884						271,884		161,235	50,536
Deferred revenue	2,364,388						2,364,388		1,388,126	1,378,502
Goodwill	29,660,232						29,660,232		29,493,398		$ 29,493,398
Cash, Uninsured Amount									173,000	0
Accounts Receivable, after Allowance for Credit Loss, Current	821,827						821,827		91,520	269,962
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,841,617	125,298
Noncontrolling Interest [Member]
Net Income (Loss) Attributable to Parent
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										$ 20,011
Soccer partners[Member]
Goodwill	166,834						166,834
Breunich Holdings Inc [Member]
Goodwill	$ 29,493,398						$ 29,493,398